Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	£ 1,814	£ 1,709
Master settlement agreement (U.S.) (note 6(b))	1,338	1,520
Duty, excise and other taxes	2,985	2,893
Accrued charges and deferred income	2,644	2,725
FII GLO (note 10(b))	671	1,118
Social security and other taxation	42	34
Approved Plans in Canada payable (note 24)	85	0
Sundry payables	233	236
Trade and other payables	9,812	10,235
Current	9,328	9,550
Non-current	£ 484	£ 685